UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:               811-8002

KOREA EQUITY FUND, INC.

(Exact name of registrant as specified in charter)

Two World Financial Center
Building B, 18th Floor
New York, New York 10281-1712

(Address of principal executive offices)

Mr. Masashi Terachi
Korea Equity Fund, Inc.
Two World Financial Center
Building B, 18th Floor
New York, New York 10281-1712

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 833-0018

Date of fiscal year end:         October 31, 2012

Date of reporting period:     May 1, 2012 – July 31, 2012

Item 1.  Schedule of Investments

KOREA EQUITY FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
July 31, 2012

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets
COMMON STOCK
Automotive Equipment and Parts
Hyundai Mobis	49,702	$7,243,328	$13,165,424	$5,922,096	13.6
Automotive service components
Hyundai Motor Company	13,934	1,172,048	2,920,709	1,748,661	3.0
Passenger cars, trucks, autoparts, and commercial vehicles
Total Automotive Equipment and Parts		8,415,376	16,086,133	7,670,757	16.6

Banking and Financial Services
BS Financial Group Inc.	113,270	1,242,692	1,197,146	(45,546)	1.2
Banking-related financial services
Samsung Card Co., Ltd.	67,890	2,298,683	2,008,473	(290,210)	2.1
Credit card services
Total Banking and Financial Services		3,541,375	3,205,619	(335,756)	3.3

Chemicals and Pharmaceuticals
Celltrion, Inc.	61,105	1,546,868	1,521,315	(25,553)	1.6
Biopharmaceutical products
Total Chemicals and Pharmaceuticals		1,546,868	1,521,315	(25,553)	1.6

Consumer Electronics
Samsung Electronics Co., Ltd.	17,202	10,337,095	19,915,111	9,578,016	20.6
Consumer electronics, computers, and telecommunications
SK Hynix Inc	143,580	2,923,268	2,755,610	(167,658)	2.8
Electronucs, semiconductor
Total Consumer Electronics		13,260,363	22,670,721	9,410,358	23.4

Information and Software
NCsoft Corporation	22,564	5,649,873	4,470,213	(1,179,660)	4.6
Online gaming
Total Information and Software		5,649,873	4,470,213	(1,179,660)	4.6

Insurance
Dongbu Insurance Co., Ltd.	108,340	3,869,860	4,024,410	154,550	4.2
Non-life insurance
Samsung Life Insurance Co., Ltd.	19,514	1,665,051	1,601,616	(63,435)	1.7
Life insurance
Samsung Fire & Marine Insurance Co., Ltd.	18,317	3,361,736	3,434,427	72,691	3.5
Non-life insurance
Total Insurance		8,896,647	9,060,453	163,806	9.4

Miscellaneous Manufacturing
CJ CheilJedang Corporation	11,185	3,381,651	2,745,131	(636,520)	2.8
Food and life science business
Korea Zinc Co., Ltd.	12,497	3,331,973	4,244,252	912,279	4.4
Non-ferrous metals
Lock&Lock Co., Ltd.	132,143	3,881,204	3,184,746	(696,458)	3.3
Plastic food storage
Total Miscellaneous Manufacturing		10,594,828	10,174,129	(420,699)	10.5

KOREA EQUITY FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
July 31, 2012

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets
Services
Cheil Worldwide Inc.	60,210	$1,017,156	$1,011,781	$(5,375)	1.0
Marketing communications
CJ CGV Co., Ltd.	45,960	1,140,065	1,058,893	(81,172)	1.1
Movie theaters
Grand Korea Leisure Co., Ltd.	61,950	1,040,540	1,328,670	288,130	1.4
Casino hotels
Hotel Shilla Co. Ltd.	34,861	806,907	1,493,818	686,911	1.5
Hotels
Paradise Co., Ltd.	208,661	1,345,390	2,352,966	1,007,576	2.4
Casinos, spas, and hotels
Samsung Engineering Co., Ltd.	32,586	3,389,653	5,259,665	1,870,012	5.4
Engineering and construction
Total Services		8,739,711	12,505,793	3,766,082	12.8

Transportation
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	73,710	1,906,738	1,629,786	(276,952)	1.7
Shipbuilding
Hanjin Shipping Co., Ltd.	217,020	3,333,083	2,773,523	(559,560)	2.9
Marine transportation
Total Transportation		5,239,821	4,403,309	(836,512)	4.6

Wholesale
Fila Korea Ltd.	54,769	3,840,768	3,230,909	(609,859)	3.3
Textile and apparel
GS Retail Company Ltd	41,520	770,692	930,892	160,200	1.0
Owns and operates various stores and online retail businesses
Samsung C&T Corporation	23,980	1,176,570	1,363,717	187,147	1.4
Import/export
Total Wholesale		5,788,030	5,525,518	(262,512)	5.7

TOTAL SOUTH KOREAN COMMON STOCKS		$71,672,892	$89,623,203	$17,950,311	92.5

INVESTMENTS IN FOREIGN CURRENCY
South Korea Won
Non- interest bearing account		1,271,590	1,285,282	13,692
TOTAL INVESTMENTS IN FOREIGN CURRENCY		1,271,590	1,285,282	13,692	1.3

TOTAL INVESTMENTS		$72,944,482	$90,908,485	$17,964,003	93.8

OTHER ASSETS LESS LIABILITIES, NET			166,539		6.2

NET ASSETS			$96,844,710		100.0

*Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $22,588,269.
Aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $4,637,958.

Portfolio securities and foreign currency holdings were
translated at the following exchange rate as of July 31, 2012.

Korean won	1,130.67	=$1.00

Item 2.  Controls and Procedures.

(a)  The Registrant’s Principal Executive Officer and Principal Financial Officer evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and concluded that they were effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)  There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KOREA EQUITY FUND, INC.

By:  /s/ Masashi Terachi
        Masashi Terachi, President
        (Principal Executive Officer)

Date:  September 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Robert Kleinman
        Robert Kleinman, Treasurer
        (Principal Financial Officer)

Date:  September 20, 2012